CONVERTIBLE PROMISSORY NOTES PAYABLE	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES PAYABLE

10. CONVERTIBLE PROMISSORY NOTES PAYABLE

	As of March 31,
	2025	2024
Edinburgh DH Holdings Limited	$-	$1,000,000
Fantastic Global Venture Limited	-	3,500,000
Mercatus Group LLC	-	500,000
	$-	$5,000,000

On October 4, 2023, the Company issued convertible promissory notes in an aggregate principal amount of $5,000,000 to three investors, Edinburgh DH Holdings Limited, Fantastic Global Venture Limited, and Mercatus Group LLC, which bore annual interest at 3% per annum on the outstanding principal amount and became mature on September 30, 2024. Pursuant to the extension to convertible promissory notes agreement dated July 12, 2024, the due date of the convertible promissory notes was extended to July 31, 2025.

On June 28, 2024 and July 9, 2024, the Company issued convertible promissory notes of $4,500,000 and $2,500,000 to TKO Investments Limited and Compass AI Venture Incorporation, respectively. These convertible promissory notes are non-interest bearing and will mature on July 31, 2025.

On November 19, 2024, in connection with the consummation of the Business Combination, the Company issued an aggregate 1,900,000 Class A Ordinary Shares to convert all the convertible promissory notes payable with the conversion prices ranging from $5 to $10 per share.

For the years ended March 31, 2025 and 2024, interest expense on convertible promissory notes were $95,753 and $22,428, respectively.